Income tax - Reconciliation of deferred income tax asset/(liability) (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Deferred income tax asset/(liability) at beginning of period	₽ (1,139)	₽ (952)	₽ (532)
Effect of business combinations	(179)
Deferred tax benefit/(expense)	(321)	(187)	(420)
Deferred income tax asset/(liability) at end of period	₽ (1,639)	₽ (1,139)	₽ (952)